COMMITMENTS AND CONTINGIENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. The Company is presently in litigation with Typenex Co-Investment, LLC, a Utah limited liability company (“Typenex”), in private arbitration in the State of Utah. In connection with this arbitration, a lawsuit is also pending in the Third Judicial District Court of Salt Lake County, Utah, which has been stayed pending the outcome of the arbitration. Typenex is claiming funds due under a convertible promissory note dated June 4, 2015. The Company is actively defending all allegations made by Typenex, and has lodged a counter claim against the plaintiff in the arbitration. The Company does not believe the result of this litigation matter will have a material adverse effect on our financial conditions or results of operations.

The Company negotiated a settlement with JMJ Financial Inc., a Florida corporation (“JMJ”), and on December 10, 2015, the Company repaid cash of $90,000 as payment in full of the promissory note (See Note 5).

Operating Agreements

In November 2009, the Company entered into a commercialization agreement whereby the Company agreed to pay royalties of 2% of net revenues.  Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for.  The contract is cancellable at any time by either party.  To date, no amounts are owed under the agreement.

Operating Leases

On May 1, 2015, the Company moved to new premises. On May 1, 2015, the Company entered into a month to month lease agreement with new landlord with a monthly rental fee of approximately $2,200 AUD and requiring a three month notice, by either party, to terminate agreement.

On May 5, 2016, the Company entered into a month to month lease agreement with a new landlord with a monthly rental fee of approximately $3,000 AUD and requiring a three month notice, by either party, to terminate agreement.

Rent expense for the nine months ended March 31, 2016 and 2015 was $15,062 and $7,710 respectively.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business.  The Company is presently in litigation with JMJ Financial Inc., a Florida corporation (“JMJ”), in the Circuit Court of Dade County, Florida. JMJ is claiming funds due under a convertible promissory note of Twenty Five thousand Dollars ($25,000.00). The Company is actively defending all allegations made by JMJ, and has lodged a counter claim against the plaintiff. The parties are currently negotiating for a possible settlement, and a mediation is expected to be scheduled in September or October 201 to determine a settlement. The Company does not believe the result of this litigation matter will have a material adverse effect on our financial conditions or results of operations.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement whereby the Company agreed to pay royalties of 2% of net revenues.  Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for.  The contract is cancellable at any time by either party.  To date, no amounts are owed under the agreement.

Operating Leases

From July 2013 through April 30, 2015, the Company utilized office space at a certain location. There was no formal lease agreement and no amounts were paid, but the Company had accrued a liability as of April 30, 2015 of approximately $21,000 in anticipation of a month to month agreement retroactive to July 1, 2013 at approximately $1,000 per month. On May 1, 2015, the Company moved to new premises. The prior landlord verbally agreed that he would not be pursuing payment of any outstanding rent due, therefore the Company recorded a gain on settlement related to the accrued rent liability. On May 1, 2015, the Company entered into a month to month lease agreement with new landlord with a monthly rental fee of approximately $2,200 AUD and requiring a three month notice, by either party, to terminate agreement.

Rent expense for the years ended June 30, 2015 and 2014 were $3,719 and $11,016 respectively.

Settlement and Stipulation Agreement

In July 2014, the Company signed a term sheet and a Settlement and Stipulation Agreement (the "Settlement Agreement") with a third party purchaser (the "purchaser") to have that purchaser acquire certain portions of the Company’s liabilities to creditors (“Creditors”) in exchange for an obligation of the Company to issue shares of common stock to the purchaser, which shares of common stock would then be sold by the purchaser and 65% of the net proceeds, as defined in the agreement, distributed to the Creditors. The shares are to be freely traded shares issued pursuant to section 3(a)(10) of the Securities Act of 1933.

Under the terms of the Settlement Agreement, the variable quantity of common stock will be issued in tranches such that the purchaser would not own more than 9.99% of the outstanding shares of common stock at any time.

Under the above agreements, in May 2014 the Company also paid an expense fee of $25,000 in the form of a convertible promissory note. (See Note 6).

The purchaser entered into agreements through July 2014 with the Creditors to acquire $627,998 in liabilities of the Company and filed a complaint with the Second Judicial Circuit Court in Leon County, Florida seeking a judgment against the Company for such amount. A court order based on this complaint was issued on September 9, 2014, (the "court order date") resulting in the transfer of $627,998 in liabilities of the Company to the purchaser. In addition, upon entry of the order, the Company became obligated to issue the purchaser a fee of $50,000 worth of common stock priced at 75% of the average closing bid prices for the 10 days immediately preceding the date of the order. As a result of the purchased liabilities and purchaser fee, the Company became obligated to issue to the purchaser approximately $1,033,000 worth of common stock. These liabilities meet the criteria of stock settled debt under ASC 480 resulting in the recording of a liability premium of approximately $405,000 with a charge to interest expense on the court order date.

During the year ended June 30, 2015, the Company issued a total of 15,587,000 shares of common stock to the purchaser. As of June 30, 2015, the purchaser has sold all 15,587,000 shares of common stock which after fees, reduced the liability owed to the purchaser by $52,907. On January 30, 2015, as part of the Settlement and Lock-up agreement with the purchaser, this agreement was terminated and the Company reclassified the remaining principal outstanding debts and other liabilities of approximately $575,000. In addition, since this agreement was terminated, the Company wrote off the remaining premium of $310,000 and the fee of approximately $67,000 as a gain on debt settlement.

Equity Purchase Agreement

On July 18, 2014 the Company executed an Equity Purchase Agreement (the "agreement") with an investor (the "investor") affiliated with the above purchaser. The Company may sell (put shares) from time to time, during the commitment period discussed below, up to $5,000,000 of the Company's common stock at a sale price equal to 90% of the market price. The market price is determined during a valuation period which is the 10 trading days immediately following the clearing date (the date when the put shares are deposited into the investor's brokerage account) associated with the applicable put notice. The valuation period may change based on any valuation events occurring, as defined in the agreement. The Company's right to sell to the investor and the investor's obligation to purchase shares is subject to certain restrictions, including a floor price, as defined in the agreement. Furthermore, on each closing date the number of shares then to be purchased shall not exceed that amount that when aggregated with all other shares beneficially owned by the investor would result in the investor owning more than 9.99% of the outstanding shares of common stock.

The commitment period is the earlier of the sale of $5,000,000 worth of shares or 24 months.

On July 18, 2014, Company entered into a Registration Rights Agreement with the investor. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to file a registration statement (the “Registration Statement”) with the SEC to cover the Registrable Securities within one hundred twenty (120) days of closing of an equity purchase. The Company must use its commercially reasonable efforts to cause the Registration Statement relating to the Registered Securities to become effective within five (5) business days after notice from the SEC that such Registration Statement may be declared effective, and keep the Registration Statement effective at all time prior to the termination of the Equity Purchase Agreement until the earliest of (i) date that is three months after the completion of the last Closing date (as defined in the Equity Purchase Agreement), (ii) the date when the investor may sell all Registered Securities under Rule 144 without volume limitations, or (iii) the date the investor no longer owns any of the Registered Securities (collectively, the “Registration Period”).

On July 18, 2014 the Company paid a $50,000 fee to the investor in the form of a $50,000 promissory note, non-interest bearing and due January 31, 2015. On January 30, 2015, the Company entered into a Settlement and Lock-up Agreement with the investor whereby the Company issued 10,000,000 shares of common stock as settlement of the $50,000 promissory note and a $25,000 convertible promissory note issued in connection with a Settlement and Stipulation Agreement dated May 2014 and accrued interest of $1,466. The Company valued the common stock at a price of $0.0025 per share based on the last private placement purchase price per share for a total value of $25,000 which resulted in the Company recording a gain of $51,466 as a result of this settlement. (See Notes 6 and 8).